INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.            INTANGIBLE ASSETS, NET

The carry amounts of intangible assets, as of December 31, 2021 and 2022, consists of the below:

	December 31, 2021				December 31, 2022
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Non-compete agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	3,181	(1,975)	—	1,206	2,906	(2,372)	—	534
- Branding	7,413	(2,286)	—	5,127	6,849	(2,797)	—	4,052
- In-progress orders	207	(207)	—	—	192	(192)	—	—
- Members	20	(20)	—	—	20	(20)	—	—
- Software	82	(18)	—	64	76	(42)	—	34
- Internal use software	2,474	(849)	—	1,625	2,474	(1,674)	—	800
	$14,728	$(5,474)	$(1,022)	$8,232	$13,868	$(7,216)	$(1,022)	$5,630

The total amortization expenses incurred for the years ended December 31, 2020, 2021 and 2022 were $1,403, $2,082 and $2,148, respectively.The estimated amortization expense for intangible assets in each of the next five years and thereafter are $2,052, $685, $685, $685, $685 and $838, respectively. There was no impairment for the years ended December 31, 2020, 2021 and 2022.